Organization and Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Schedule Of Estimated Useful Life [Table Text Block]	Depreciation is provided over the following estimated useful lives:
Plant machinery	3 to 5 years
Furniture and fixtures	3 to 5 years
Motor vehicles	5 years
Office and computer equipment	3 to 5 years
Depreciation is provided over the following estimated useful lives:
Plant machinery	3 to 5 years
Furniture and fixtures	3 to 5 years
Motor vehicles	5 years
Office and computer equipment	3 to 5 years

Schedule Of Foreign Currency Used Table [Text Block]	Applicable functional currencies are:
SPI, SPO, and SPP	Swiss francs – CHF
SPLA	Brazilian Real – BRL
SPMSA and SPHSA	South African Rand – ZAR
Applicable functional currencies are:
SPI, SPO, and SPP	Swiss francs – CHF
SPLA	Brazilian Real – BRL
SPMSA and SPHSA	South African Rand – ZAR

Schedule Of Foreign Currency Conversion Rate Table [Text Block]

Exchange rates used for conversion of foreign items to USD at the end of each period and the average for each period were:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,		December 31,
	2012	2011	2012	2011	2011

CHF:
Reporting date	1.0638	1.1144	1.0638	1.1144	1.0640
Average for period	1.0394	1.2251	1.0643	1.1432	N/A

BRL:
Reporting date	0.4929	0.5465	0.4929	0.5465	0.5357
Average for period	0.4927	0.6186	0.5228	0.6132	N/A

ZAR:
Reporting date	0.1202	0.1263	0.1202	0.1263	0.1228
Average for period	0.1210	0.1412	0.1242	0.1433	N/A

Exchange rates used for conversion of foreign items to USD at the end of each period and the average for the period were:

	2011	2010
CHF:
Reporting date	1.0640	1.0629
Average for period	1.1331	0.9608

BRL:
Reporting date	0.5357	0.5986
Average for period	0.5998	0.5662

ZAR:
Reporting date	0.1228	0.1504
Average for period	0.1385	0.1373